FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivables
Credit risk
Maximum exposure to credit risk	$ 1,201,292	$ 2,532,114	$ 1,393,533
Trades accounts receivables	1,201,292	2,532,114	1,393,533
Accounts receivable write down	26,931	5,071	25,893
Accounts Receivables | Past Due
Credit risk
Trades accounts receivables	588,282	1,555,469	91,813
Cash And Cash Equivalent
Credit risk
Maximum exposure to credit risk	$ 17,985,417	$ 93,404,331	$ 55,026,171